Condensed Statement of Changes in Stockholders' Equity Deficit (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Subscriptions [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 93,462		$ 7,491,197	$ (11,765,143)		$ (4,180,484)
Beginning balance, shares at Dec. 31, 2019		93,462,483
Sale of common stock		$ 5,256	$ 4,000	469,684			478,940
Common stock issued for services		$ 3,940		1,966,960			1,970,900
Common stock issued for services, shares		3,940,000
Derivative liability settled upon conversion of loans payable
Common stock issued to satisfy convertible debt		$ 8,334		562,666			571,000
Common stock issued to satisfy convertible debt, shares		8,334,361
Derivative settled upon conversion of debt							0
Net loss					(7,592,784)		(7,592,784)
Ending balance, value at Dec. 31, 2020	$ 9,781	$ 123,316	$ 1,504,000	16,153,038	(19,357,927)		(1,567,792)
Ending balance, shares at Dec. 31, 2020	9,780,976	123,316,886	10,040,000
Sale of common stock		$ 471	$ 20,000	139,550			160,021
Sale of common stock, shares		471,433	200,000
Common stock issued for services		$ 500		164,500			165,000
Common stock issued for services, shares		500,000
Common stock issued to satisfy convertible loans payable		$ 691		65,309			66,000
Common stock issued to satisfy convertible loans payable, shares		690,606
Common stock issued for interest and fees on convertible loans payable		$ 39		3,402			3,441
Common stock issued for interest and fees on convertible loans payable, shares		38,690
Derivative liability settled upon conversion of loans payable
Common stock issued on subscriptions		$ 10,040	$ (1,504,000)	1,493,960
Common stock issued on subscriptions, shares		10,040,000	(10,040,000)
Net loss					(434,052)		(434,052)
Other comprehensive loss						(2,501)	(2,501)
Ending balance, value at Mar. 31, 2021	$ 9,781	$ 135,057	$ 20,000	18,087,109	(19,791,979)	(2,501)	(1,542,533)
Ending balance, shares at Mar. 31, 2021	9,780,976	135,057,615	200,000
Beginning balance, value at Dec. 31, 2020	$ 9,781	$ 123,316	$ 1,504,000	16,153,038	(19,357,927)		(1,567,792)
Beginning balance, shares at Dec. 31, 2020	9,780,976	123,316,886	10,040,000
Sale of common stock		$ 5,066	$ 4,000	717,047			718,113
Sale of common stock, shares		5,065,344
Common stock issued for services		$ 500		164,500			165,000
Common stock issued for services, shares		500,000
Derivative liability settled upon conversion of loans payable
Common stock issued to satisfy convertible debt		$ 4,671		265,329			270,000
Common stock issued to satisfy convertible debt, shares		4,671,167
Derivative settled upon conversion of debt				1,972,419			1,972,419
Subscription deposits received			$ 792,745				792,745
Subscription deposits received, shares			15,855,000
Net loss					(3,037,466)		(3,037,466)
Other comprehensive loss						(42,444)	(42,444)
Ending balance, value at Dec. 31, 2021	$ 9,781	$ 143,840	$ 792,745	20,777,401	(22,395,393)	(42,444)	(714,070)
Ending balance, shares at Dec. 31, 2021	9,780,976	143,840,643	15,855,000
Beginning balance, shares at Dec. 31, 2021	9,780,796
Sale of common stock		$ 17,453	$ (747,650)	1,030,197			$ 300,000
Sale of common stock, shares		17,453,000	(14,953,000)				500,000
Common stock issued for services		$ 520		88,080			$ 88,600
Common stock issued for services, shares		520,000
Derivative liability settled upon conversion of loans payable
Common stock issued to satisfy convertible debt		$ 541		49,459			50,000
Common stock issued to satisfy convertible debt, shares		540,716
Stock issued for interest and fees		$ 35		3,187			3,222
Stock issued for interest and fees, Shares		34,842
Subscriptions liability reclassification to subscriptions			$ 377,350				377,350
Subscriptions liability reclassification to subscriptions, shares			7,547,000
Derivative settled upon conversion of debt				110,507			110,507
Subscription deposits received			$ 300,000				300,000
Subscription deposits received, shares			1,875,000
Costs associated with equity line of credit				(24,000)			(24,000)
Net loss					(358,710)		(358,710)
Other comprehensive loss						13,970	13,970
Ending balance, value at Mar. 31, 2022	$ 9,781	$ 162,389	$ 722,445	$ 22,034,831	$ (22,754,103)	$ (28,474)	$ 146,869
Ending balance, shares at Mar. 31, 2022	9,780,796	162,389,201	10,324,000